Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2026	1,179,828	165,258	1,345,086
Granted during the period	541,771	102,778	644,549
Settled during the period	(63,779)	(839)	(64,618)
Transferred during the period	(500,052)	(85,820)	(585,872)
Forfeited during the period	(7,052)	—	(7,052)
March 31, 2026	1,150,716	181,377	1,332,093
Specified by vesting year
2027	588,187	88,311	676,498
2028	381,616	58,799	440,415
2029	180,913	34,267	215,180
March 31, 2026	1,150,716	181,377	1,332,093

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements in, warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2026	5,222,591	103.24
Granted during the period	81,080	191.46
Exercised during the period	(399,438)	81.27
Forfeited during the period	(10,934)	132.33
March 31, 2026	4,893,299	106.43
Vested at March 31, 2026	4,110,399	100.02